Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Concord Street Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-01 | Spartan® 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® 500 Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.

Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	12.56%	March 31, 2012
Lowest Quarter Return	-6.45%	September 30, 2015
Year-to-Date Return	1.34%	March 31, 2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods ended December 31, 2015
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-01 | Spartan® 500 Index Fund | Spartan 500 Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.025%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.025%
Total annual operating expenses	rr_ExpensesOverAssets	0.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.04%
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	15
5 years	rr_ExpenseExampleYear05	27
10 years	rr_ExpenseExampleYear10	$ 63
2012	rr_AnnualReturn2012	15.96%
2013	rr_AnnualReturn2013	32.35%
2014	rr_AnnualReturn2014	13.65%
2015	rr_AnnualReturn2015	1.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-01 | Spartan® 500 Index Fund | Spartan 500 Index Fund-Fidelity Advantage Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.025%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.025%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.005%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.02%
1 year	rr_ExpenseExampleYear01	$ 2
3 years	rr_ExpenseExampleYear03	7
5 years	rr_ExpenseExampleYear05	14
10 years	rr_ExpenseExampleYear10	$ 32
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-01 | Spartan® 500 Index Fund | Return Before Taxes | Spartan 500 Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Institutional Class
Past 1 year	rr_AverageAnnualReturnYear01	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.70%	[2]
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-01 | Spartan® 500 Index Fund | Return Before Taxes | Spartan 500 Index Fund-Fidelity Advantage Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Fidelity Advantage® Institutional Class
Past 1 year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.72%	[2]
02.28 Spartan 500 Index Fund Institutional, Advantage Institutional PRO-01 | Spartan® 500 Index Fund | S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%	[2]

[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.040% and 0.020%. These arrangements will remain in effect through April 30, 2017. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.
[2]	From May 4, 2011